Convertible Loans (Details Narrative) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Statement Line Items [Line Items]
Interest accretion expense	$ 736,331	$ 988,530	$ 819,060
Convertible loans [member]
Statement Line Items [Line Items]
Proceeds from loan	6,946,787	1,596,401
Loans, finder's fee, Common Shares issued	642,095	$ 494,000
Equity issued, settlement of debt, Shares		7,387,818
Interest accretion expense	689,664	$ 720,250	$ 549,069
Convertible loans [member] | USD
Statement Line Items [Line Items]
Proceeds from loan	$ 5,123,493	$ 1,230,799